INCOME TAXES - Disclosure of detailed information about deductible temporary differences (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 27,441,000	$ 9,608,000
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	20,627,000	9,608,000
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	659,000	0
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	3,114,000	0
Investment tax credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 3,041,000	$ 0